Deferred income tax assets and liabilities and income tax expense	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Deferred income tax assets and liabilities and income tax expense
Note 15. Deferred income tax assets and liabilities and income tax expense
The composition of the deferred tax assets and liabilities is as follows:

	Successor December 31, 2018	Profit (loss)	Other equity movements	Other comprehensive income (loss)	Successor December 31, 2019
Short-term investments	—	523	—	—	523
Trade and other receivables	1,776	(619)	—	—	1,157
Employee defined benefit plans	598	635	—	394	1,627
Share-based payment reserve	—	—	1,166	—	1,166
Unused tax loss	—	7,345	—	—	7,345
Provisions	5,610	1,250	—	—	6,860
Right-of-use assets, net	—	65	—	—	65

Deferred income tax assets	7,984	9,199	1,166	394	18,743

Property, plant and equipment	(140,236)	2,168	—	—	(138,068)
Borrowings’ transaction costs	(1,351)	(249)	—	—	(1,600)
Intangible assets	(55)	(716)	—	—	(771)
Inventory	(40)	(1,311)	—	—	(1,351)
Other	(59)	56	—	—	(3)
Inflationary adjustment	—	(23,493)	—	—	(23,493)

Deferred income tax liabilities	(141,741)	(23,545)	—	—	(165,286)

Net deferred income tax liabilities	(133,757)	(14,346)	1,166	394	(146,543)

	Predecessor April 3, 2018	Change due to business combination	Profit (loss)	Other comprehensive income (loss)	Successor December 31, 2018
Trade and other receivables	479	44	1,253	—	1,776
Employee defined benefit plans	1,403	438	(2,134)	891	598
Provisions	4,046	1,300	264	—	5,610

Deferred income tax assets	5,928	1,782	(617)	891	7,984

Property, plant and equipment	(37,618)	(92,289)	(10,329)	—	(140,236)
Borrowings’ transaction costs	—	—	(1,351)	—	(1,351)
Intangible assets	(74)	—	19	—	(55)
Financial assets at FVTPL	—	(1)	1	—	—
Inventory	—	—	(40)	—	(40)
Other	(401)	—	342	—	(59)

Deferred income tax liabilities	(38,093)	(92,290)	(11,358)	—	(141,741)

Net deferred income tax liabilities	(32,165)	(90,508)	(11,975)	891	(133,757)

	Predecessor January 1, 2018	Profit (loss)	Other comprehensive income (loss)	Predecessor April 3, 2018
Trade and other receivables	263	216	—	479
Employee defined benefit plans	956	425	22	1,403
Inventory	288	(288)	—	—
Provisions	4,593	(547)	—	4,046

Deferred income tax assets	6,100	(194)	22	5,928

Property, plant and equipment	(34,550)	(3,068)	—	(37,618)
Intangible assets	(83)	9	—	(74)
Financial assets at FVTPL	(76)	76	—	—
Other	(231)	(170)	—	(401)

Deferred income tax liabilities	(34,940)	(3,153)	—	(38,093)

Net deferred income tax liabilities	(28,840)	(3,347)	22	(32,165)

	Predecessor January 1, 2017	Profit (loss)	Other comprehensive income (loss)	Predecessor December 31, 2017
Trade and other receivables	2,145	(1,882)	—	263
Employee defined benefit plans	1,175	(343)	124	956
Inventory	232	56	—	288
Provisions	5,203	(610)	—	4,593
Other	160	(160)	—	—

Deferred income tax assets	8,915	(2,939)	124	6,100

Property, plant and equipment	(47,353)	12,803	—	(34,550)
Intangible assets	(114)	31	—	(83)
Financial assets at FVTPL	(6)	(70)	—	(76)
Other	(1)	(230)	—	(231)

Deferred income tax liabilities	(47,474)	12,534	—	(34,940)

Net deferred income tax liabilities	(38,559)	9,595	124	(28,840)

Deferred tax assets and liabilities are offset in the following cases: (i) when there is a legally enforceable right to offset tax assets and liabilities; and (ii) when deferred income tax charges are associated with the same fiscal authority. The following amounts, determined after their offset, are disclosed in the statement of financial position:

	Successor December 31, 2019	Sucessor December 31, 2018	Predecessor December 31, 2017
Deferred income tax asset, net	476	—	—
Deferred income tax liabilities, net	(147,019)	(133,757)	(28,840)
The breakdown of income tax charge is as follows:

	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 throuh December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Current income tax
Current income tax income / (charge)	(3,032)	(35,450)	(4,214)	(16,117)
Difference in the estimate of previous fiscal year income tax and the income return	1,146	—	(401)	161
Deferred income tax
Relating to origination and reversal of temporary differences	(14,346)	(11,975)	(3,345)	9,595

Income tax (expense) / benefit reported in the statement of profit or loss	(16,232)	(47,425)	(7,960)	(6,361)

Deferred tax charged to OCI	394	891	22	124

Total income tax charge	(15,838)	(46,534)	(7,938)	(6,237)

Below is a reconciliation between income tax (expense) and the amount resulting from application of the tax rate on the (loss) profit before income taxes:

	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 throuh December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Profit /(loss) before income tax	(16,491)	21,043	1,311	20,266
Current statutory income tax rate	30%	30%	30%	35%

Income tax at the statutory income tax rate	4,947	(6,313)	(393)	(7,093)

Items that adjust the income tax (expense) / benefit:
Non-deductible expenses	(1,782)	(5,824)	(3)	(17)
Non- taxable income	—	—	—	(661)
Inflation adjustment (Note 32.1)	(31,796)	—
Effect of the measurement of monetary and non-monetary in their functional currency	15,395	(39,187)	(7,163)	(10,976)
Effect of statutory income tax rate change in deferred income tax (Note 32)	—	21,491	—	10,372
Unrecognized tax losses and other assets	(7,285)	(23,176)	—	—
Difference in the estimate of previous fiscal year income tax and the income tax statement	1,146	—	(401)	161
Inflation update unrecognized tax losses	1,675	—	—
Effect related to statutory income tax rate change	2,721	—	—
Effect of the impairment recovery of property, plant and equipment	—	—	—	1,851
Issuance expenses	—	5,651	—	—
Other	(1,253)	(67)	—	—

Total income tax expense	(16,232)	(47,425)	(7,960)	(6,361)

Some subsidiaries in Mexico have tax loss carryforwards. Unused tax loss carryforwards, for which a deferred income tax asset has been recognized, may be recovered provided certain requirements are fulfilled. The tax losses carryforwards for which deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
2027	7,607	7,110	—
2028	61,979	56,891	—
2029 Onward	23,059	—	—

Total tax loss	92,645	64,001	—

Breakdown of the income tax liability:

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Current
Income tax, net of withholdings and advances	3,039	22,429	1,401

Total current	3,039	22,429	1,401